UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sagard Capital Partners Management Corp.

Address:   325 Greenwich Avenue
           Greenwich, CT 06830


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Daniel M. Friedberg
Title:  President
Phone:  203-629-6710

Signature,  Place,  and  Date  of  Signing:

/s/ Daniel M. Friedberg            Greenwich, CT                      2/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              12

Form 13F Information Table Value Total:  $      205,103
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1                           Sagard Capital Partners GP, Inc.
----  --------------------  ----------------------------------------------------
2                           Sagard Capital Partners, L.P.
----  --------------------  ----------------------------------------------------
3                           Power Corporation of Canada
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- -------------- --------- -------- ------------------- ---------- -------- --------------------
                                                      VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE   SHARED   NONE
--------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ---------- ----
ALTRA HOLDINGS INC          COM            02208R106    6,456    325,099 SH       DEFINED    1,2,3       0    325,099    0
BIG 5 SPORTING GOODS CORP   COM            08915P101   29,655  1,942,024 SH       DEFINED    1,2,3       0  1,942,024    0
CASCADE CORP                COM            147195101   11,762    248,779 SH       DEFINED    1,2,3       0    248,779    0
DUFF & PHELPS CORP NEW      CL A           26433B107    4,823    286,068 SH       DEFINED    1,2,3       0    286,068    0
GP STRATEGIES CORP          COM            36225V104   29,476  2,878,543 SH       DEFINED    1,2,3       0  2,878,543    0
HUDSON HIGHLAND GROUP INC   COM            443792106    8,898  1,526,300 SH       DEFINED    1,2,3       0  1,526,300    0
INNERWORKINGS INC           COM            45773Y105   10,995  1,678,673 SH       DEFINED    1,2,3       0  1,678,673    0
KMG CHEMICALS INC           COM            482564101    5,923    357,449 SH       DEFINED    1,2,3       0    357,449    0
MEASUREMENT SPECIALTIES INC COM            583421102    8,964    305,430 SH       DEFINED    1,2,3       0    305,430    0
MTS SYS CORP                COM            553777103    6,383    170,400 SH       DEFINED    1,2,3       0    170,400    0
SFN GROUP INC               COM            784153108   20,984  2,149,984 SH       DEFINED    1,2,3       0  2,149,984    0
X-RITE INC                  COM            983857103   60,784 13,300,759 SH       DEFINED    1,2,3       0 13,300,759    0


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